Other Assets - Schedule of Other Assets (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Security Deposit	$ 38,548	$ 38,370	$ 105,965
Total	$ 38,548	$ 38,370	$ 105,965